Average Annual Total Returns{- Treasury Only Portfolio} - 03.31 FIMM Funds PRO - Institutional Class-10 - Treasury Only Portfolio - Institutional Class - Return Before Taxes	Past 1 year	Past 5 years	Since Inception
Total	0.01%	0.99%	0.68%	[1]

[1]	(a)From May 14, 2014